UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Levy Harkins & Co. Inc.
Address: 570 Lexington Ave
         New York, NY 10022

13F File Number: 06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Lucia LoScalzo
Title: Office Manager
Phone: 212-888-3030

Signature,                   Place,                        and Date of Signing:


/s/ Lucia LoScalzo           570 Lexington, NYC 10022      7/22/04
----------------------       ------------------------      ---------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:  214,477


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                           TITLE OF                     VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER          CLASS           CUSIP      (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS   SOLE    SHARED    NONE
-----------------------    --------       ---------    --------  -------   ---   ----   -------  ---------- ------- -------- -------
American Express           COM            025816 10 9   13,208    257,071                Sole      None                        None
American Int.l Group       COM            026874 10 7   10,559    148,142                Sole      None                        None
Asia Satellite Telecom.    Sponsored ADR  04516X 10 6      578     34,310                Sole      None                        None
Berkshire Hathaway         CL B           084670 20 7   20,791      7,036                Sole      None                        None
Bear, Stearns & Co.        COM            073902 10 8   20,773    246,395                Sole      None                        None
Boeing Company             COM            097023 10 5    7,917    154,963                Sole      None                        None
Cabot Corporation          COM            127055 10 1    9,844    241,870                Sole      None                        None
Countrywide Financial Co.  COM            222372 10 4   22,702    323,167                Sole      None                        None
Echostar Comm.             CL A           278762 10 9   21,153    687,890                Sole      None                        None
Ethan Allen Interiors      COM            297602 10 4    7,285    202,863                Sole      None                        None
Geron Corporation          COM            374163 10 3    4,098    506,502                Sole      None                        None
Fidelity National Fin.     COM            316326 10 7   16,379    438,645                Sole      None                        None
Gannett Incorporated       COM            364730 10 1   10,614    125,100                Sole      None                        None
Moody's Corporation        COM            615369 10 5   11,307    174,869                Sole      None                        None
Qualcomm Inc.              COM            747525 10 3   15,236    208,770                Sole      None                        None
Scotts CO                  CL A           810186 10 6    7,720    120,855                Sole      None                        None
Traffix, Inc.              COM            892721 10 1      427     64,850                Sole      None                        None
Regis Corp.-MINN           COM            758932 10 7   12,157    272,658                Sole      None                        None
Worldpoint Terminals       COM            981912 20 7    1,729    448,100                Sole      None                        None